PCX equities

Cert PAC

05067934

1-32700

VIA FACSIMILE AND U.S. MAIL

December 16, 2005

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Pegasus Communications Corporation, Original Listing: Class A Common Stock, par value $0.01

Dear Mr. Johnson:

Please be advised that PCX Equities, Inc. has received (on September 22, 2005) an application from the above-referenced issuer and has approved the above-referenced security for listing on the Pacific Exchange, Inc. ("Exchange"). The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Equity Qualification

Enclosure

cc: Mr. Scott A. Blank, Senior Vice President and General Counsel, Pegasus Communications Corporation, 225 City Line Avenue, Suite 200, Bala Cynwyd, PA 19004

100 South Wacker Drive
Suite 1500
Chicago, IL 60606